UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-02788

Name of Fund: The GNMA Fund Investment Accumulation Program, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The GNMA Fund Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 12/31/06

Item 1 - Report to Stockholders

                            The GNMA Fund Investment
                           Accumulation Program, Inc.

                                     [LOGO]
                      THE GOVERNMENT SECURITIES INCOME FUND

                                  Annual Report
                                December 31, 2006

The GNMA Fund Investment Accumulation Program, Inc.
December 31, 2006--Annual Report

To Our Shareholders:

      We are pleased to present this shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the year ended December 31, 2006.

      During the year, the Program generated net investment income of 4.82% as an annualized percentage of average net assets and paid dividends of $1.00 per share.

      During the year ended December 31, 2006, the yield on 30-year Treasury securities fluctuated from a high of 5.31% in May to a low of 4.48% in February. Principal paydowns of the GNMA pools held in the Program averaged $1.9 million per month. Purchases of Program shares averaged $26,000 per month and redemptions averaged $1.3 million per month.

      Cash balances available and reserved for the purchase of GNMAs on their corresponding settlement dates were invested in short-term U.S. Treasury bills. This contributed $78,304 of income to the Program.

      The Program should continue to provide a good means of compounding distributions from your unit trust holdings through its monthly dividend. Thank you for your investment in The GNMA Fund Investment Accumulation Program, Inc.

                                                Sincerely,


                                                /s/ Robert C. Doll, Jr.

                                                Robert C. Doll, Jr.
                                                President and Director

                                                January 22, 2007

The GNMA Fund Investment Accumulation Program, Inc.
About Fund Performance

Performance information reflects past performance and does not guarantee future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Recent Performance Results

----------------------------------------------------------------------------------------------------
                                                        6-Month         12-Month      Standardized
As of December 31, 2006                               Total Return    Total Return    30-Day Yield
----------------------------------------------------------------------------------------------------
The GNMA Fund Investment Accumulation Program, Inc.*     +4.96%          +3.79%           4.87%
----------------------------------------------------------------------------------------------------
Citigroup 30-Year GNMA Index**                           +5.36           +4.52              --
----------------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
** This unmanaged Index is a market capitalization-weighted index, which consists of GNMA 30-year mortgage-backed securities with remaining maturities of 30 years or less.

The GNMA Fund Investment Accumulation Program, Inc.
Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in The GNMA Fund Investment Accumulation Program, Inc. compared to growth of an investment in the Citigroup 30-Year GNMA. Values are from December 1996 to December 2006.

                             The GNMA Fund
                                Investment                            Citigroup
                              Accumulation                              30-Year
                            Program, Inc.+                               GNMA++

12/96                              $10,000                              $10,000
12/97                              $10,916                              $10,939
12/98                              $11,681                              $11,686
12/99                              $11,753                              $11,918
12/00                              $13,042                              $13,256
12/01                              $14,027                              $14,349
12/02                              $15,304                              $15,600
12/03                              $15,664                              $16,067
12/04                              $16,365                              $16,800
12/05                              $16,850                              $17,370
12/06                              $17,489                              $18,155

+ Assuming transaction costs and other operating expenses, including advisory fees and reimbursement of all expenses. The GNMA Fund Investment Accumulation Program, Inc. invests primarily in mortgage-backed debt securities guaranteed by the Government National Mortgage Association.
++ This unmanaged Index is a market capitalization-weighted index, which consists of GNMA mortgage-backed securities with remaining maturities of 30 years or less.

      Past performance is not indicative of future results.

The GNMA Fund Investment Accumulation Program, Inc.
Average Annual Total Returns

--------------------------------------------------------------------------------
Period Covered                                                            Return
================================================================================
One Year Ended 12/31/06                                                   +3.79%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                                                 +4.51
--------------------------------------------------------------------------------
Ten Years Ended 12/31/06                                                  +5.75
--------------------------------------------------------------------------------

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of Expenses

Shareholders of this fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2006 and held through December 31, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the fund and in comparing these expenses with similar costs of investing in other mutual funds.

      The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

      The second table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                   Expenses Paid
                                                         Beginning             Ending            During the Period*
                                                       Account Value        Account Value         July 1, 2006 to
                                                        July 1, 2006      December 31, 2006      December 31, 2006
---------------------------------------------------------------------------------------------------------------------
Actual
---------------------------------------------------------------------------------------------------------------------
The GNMA Fund Investment Accumulation Program, Inc.        $1,000             $1,049.60                $3.13
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)**
---------------------------------------------------------------------------------------------------------------------
The GNMA Fund Investment Accumulation Program, Inc.        $1,000             $1,022.04                $3.09
---------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Program's annualized expense ratio of .61%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

The GNMA Fund Investment Accumulation Program, Inc.
Portfolio Information as of December 31, 2006

                                                                       Percent
                                                                      of Total
Asset Mix                                                            Investments
--------------------------------------------------------------------------------
Ginnie Mae MBS Certificates .......................................     97.9%
Other* ............................................................      2.1
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

The GNMA Fund Investment Accumulation Program, Inc.
Schedule of Investments
As of December 31, 2006

                                                                   Face          Interest          Maturity
                                     Issue                        Amount           Rate             Date(s)                 Value
                                     -----                        ------         --------          ---------                -----
Government Agency          Ginnie Mae MBS Certificates         $50,644,518         5.00%     11/15/2032--10/15/2035     $ 49,295,510
Mortgage-Backed                                                 40,226,285         5.50      3/15/2032--10/15/2036        40,065,618
Securities*--97.6%                                              13,808,504         6.00      11/15/2023--7/15/2036        14,018,879
                                                                 5,564,501         6.50       5/15/2023--4/15/2032         5,721,319
                                                                 4,450,831         7.00      3/15/2022--12/15/2030         4,599,155
                                                                 1,717,365         7.50       2/15/2022--9/15/2030         1,792,389
                                                                   669,607         8.00       3/15/2017--5/15/2030           709,365
                                                                   382,642         8.50       6/15/2016--2/15/2025           410,843
                                                                   303,483         9.00      4/15/2016--10/15/2021           325,050
                                                                   479,128         9.50      10/15/2009--11/15/2020          519,924
                                                                   295,755        10.00       2/15/2016--6/15/2018           326,125
                                                                    96,979        11.50      4/15/2013--12/15/2015           106,997
                                                                    23,991        12.00       2/15/2013--6/15/2015            26,815
                                                                       843        13.50            5/15/2011                     942
                                                                    12,919        14.50            4/15/2013                  14,679
                                                                    40,343        15.00            6/15/2013                  46,146
                                                                    22,764        16.00       3/15/2012--4/15/2012            26,260
                                                                    59,173        17.00      11/15/2011--12/15/2011           68,938
------------------------------------------------------------------------------------------------------------------------------------
Total Government Agency Mortgage-Backed Securities (Cost--$119,066,450)--97.6% ......................................    118,074,954
------------------------------------------------------------------------------------------------------------------------------------
                                                        Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government            U.S. Treasury Bills                   2,500,000         4.75             1/11/07                2,497,032
Obligations**--2.0%
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost--$2,497,032)--2.0% ................................................................      2,497,032
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$121,563,482***)--99.6% ....................................................................    120,571,986

Other Assets Less Liabilities--0.4% .................................................................................        434,840
                                                                                                                        ------------
Net Assets--100.0% ..................................................................................................   $121,006,826
                                                                                                                        ============

* Mortgage-Backed and Asset-Backed Securities are subject to accelerated principal paydowns. As a result of the prepayments or refinancing of the underlying instruments, the average life may be substantially less than the original maturity.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
*** The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................   $121,563,482
                                                                   ============
      Gross unrealized appreciation ............................   $    819,966
      Gross unrealized depreciation ............................     (1,811,462)
                                                                   ------------
      Net unrealized depreciation ..............................   $   (991,496)
                                                                   ============

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statement of Assets, Liabilities and Capital
As of December 31, 2006

Assets:
   Investments in unaffiliated securities, at value
      (identified cost--$121,563,482) ....................................                     $ 120,571,986
   Cash ..................................................................                            70,730
   Receivables:
      Interest ...........................................................    $     567,700
      Principal paydowns .................................................               90          567,790
                                                                              -------------
   Prepaid expenses ......................................................                             3,386
                                                                                               -------------
   Total assets ..........................................................                       121,213,892
                                                                                               -------------
Liabilities:
   Payables:
      Administration fees ................................................           21,353
      Capital shares redeemed ............................................            5,756
      Other affiliates ...................................................            1,193           28,302
                                                                              -------------
   Accrued expenses ......................................................                           178,764
                                                                                               -------------
   Total liabilities .....................................................                           207,066
                                                                                               -------------
Net Assets:
   Net assets ............................................................                     $ 121,006,826
                                                                                               =============
Capital:
   Common Stock, $.01 par value, 25,000,000 shares authorized ............                     $      59,330
   Paid-in capital in excess of par ......................................                       122,207,379
   Undistributed investment income--net ..................................    $      95,564
   Accumulated realized capital losses--net ..............................         (363,951)
   Unrealized depreciation--net ..........................................         (991,496)
                                                                              -------------
   Total accumulated losses--net .........................................                        (1,259,883)
                                                                                               -------------
   Total capital--Equivalent to $20.40 per share based on 5,933,029 shares
      of capital stock outstanding .......................................                     $ 121,006,826
                                                                                               =============

See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statement of Operations
For the Year Ended December 31, 2006


Investment Income:
   Interest .........................................................                     $   6,784,430
Expenses:
   Administration fees ..............................................    $     250,032
   Transfer agent fees ..............................................          240,330
   Accounting services ..............................................           63,717
   Pricing services .................................................           55,634
   Custodian fees ...................................................           44,758
   Professional fees ................................................           31,904
   Printing and shareholder reports .................................           31,326
   Directors' fees and expenses .....................................           11,925
   Registration fees ................................................            5,725
   Other ............................................................           23,971
                                                                         -------------
   Total expenses ...................................................                           759,322
                                                                                          -------------
   Investment income--net ...........................................                         6,025,108
                                                                                          -------------
Realized & Unrealized Gain (Loss)--Net:
   Realized gain on investments--net ................................                                14
   Change in unrealized appreciation/depreciation on investments--net                        (1,502,556)
                                                                                          -------------
   Total realized and unrealized loss--net ..........................                        (1,502,542)
                                                                                          -------------
Net Increase in Net Assets Resulting from Operations ................                     $   4,522,566
                                                                                          =============

See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statements of Changes in Net Assets

                                                                                 For the Year Ended
                                                                                    December 31,
                                                                          ------------------------------
                                                                              2006             2005
                                                                          -------------    -------------
Increase (Decrease) in Net Assets:
Operations:
   Investment income--net .............................................   $   6,025,108    $   6,545,271
   Realized gain--net .................................................              14               --
   Change in unrealized appreciation/depreciation--net ................      (1,502,556)      (2,565,903)
                                                                          -------------    -------------
   Net increase in net assets resulting from operations ...............       4,522,566        3,979,368
                                                                          -------------    -------------
Dividends to Shareholders:
   Dividends to shareholders from investment income--net ..............      (6,123,328)      (6,532,669)
                                                                          -------------    -------------
Capital Share Transactions:
   Net decrease in net assets resulting from capital share transactions     (10,251,531)      (9,941,375)
                                                                          -------------    -------------
Net Assets:
   Total decrease in net assets .......................................     (11,852,293)     (12,494,676)
   Beginning of year ..................................................     132,859,119      145,353,795
                                                                          -------------    -------------
   End of year* .......................................................   $ 121,006,826    $ 132,859,119
                                                                          =============    =============
 * Undistributed investment income--net ...............................   $      95,564    $     109,649
                                                                          =============    =============

See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                    For the Year Ended December 31,
                                               ---------------------------------------------------------------------
                                                  2006           2005           2004           2003           2002
                                               ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:

   Net asset value, beginning of year .....    $   20.64      $   21.02      $   21.13      $   21.66      $   21.01
                                               ---------      ---------      ---------      ---------      ---------
   Investment income--net .................          .97+           .98+           .99           1.05           1.19
   Realized and unrealized gain (loss)--net         (.21)          (.38)          (.07)          (.55)           .67
                                               ---------      ---------      ---------      ---------      ---------
   Total from investment operations .......          .76            .60            .92            .50           1.86
                                               ---------      ---------      ---------      ---------      ---------
   Less dividends from investment
     income--net ..........................        (1.00)          (.98)         (1.03)         (1.03)         (1.21)
                                               ---------      ---------      ---------      ---------      ---------
   Net asset value, end of year ...........    $   20.40      $   20.64      $   21.02      $   21.13      $   21.66
                                               =========      =========      =========      =========      =========
Total Investment Return:*
   Based on net asset value per share .....        3.79%          2.96%          4.48%          2.31%          9.12%
                                               =========      =========      =========      =========      =========
Ratios to Average Net Assets:
   Expenses ...............................         .61%           .54%           .63%           .64%           .63%
                                               =========      =========      =========      =========      =========
   Investment income--net .................        4.82%          4.72%          4.65%          4.82%          5.59%
                                               =========      =========      =========      =========      =========
Supplemental Data:
   Net assets, end of year (in thousands) .    $ 121,007      $ 132,859      $ 145,354      $ 156,480      $ 165,801
                                               =========      =========      =========      =========      =========
   Portfolio turnover .....................        8.90%         19.33%         24.02%         42.65%         25.34%
                                               =========      =========      =========      =========      =========

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Notes to Financial Statements

1. Significant Accounting Policies:

      The GNMA Fund Investment Accumulation Program, Inc. (the "Program") was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Program's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

      The following is a summary of significant accounting policies followed by the Program.

(a) Valuation of investments--Investments are valued by the Program's pricing agent, FT Interactive Data Corporation (the "Evaluator"). These values are not necessarily bids or actual last sale prices but are estimates of the prices at which the pricing agent believes the Program could sell such investment securities. The Board of Directors has examined the methods used by the Evaluator in estimating the value of portfolio securities and believes that such methods reasonably and fairly approximate the prices at which portfolio securities may be sold and will result in a good faith determination of the fair value of the securities; however, there is no assurance that the portfolio securities can be sold at the prices at which they are valued.

(b) Income taxes--It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Program amortizes all premiums and discounts on debt securities.

(d) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(e)   Paydown gains and losses are recorded as adjustments to interest income.

(f) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes-- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Program's financial statements, if any, is currently being assessed.

      In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Program's financial statements has not been determined.

(g) Reclassification--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $84,135 has been reclassified between accumulated net realized capital losses and undistributed net investment income as a result of permanent differences attributable to paydown gains/losses. This reclassification has no effect on net assets or net asset values per share.

The GNMA Fund Investment Accumulation Program, Inc.
Notes to Financial Statements (continued)

2. Transactions with Affiliates:

      On September 29, 2006, BlackRock, Inc. and Merrill Lynch combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

      BlackRock Advisors, Inc. is an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Administration Agreement between the Program and BlackRock Advisors, LLC, Prudential Securities Incorporated, Morgan Stanley DW, Inc. and Citigroup Global Markets Inc. (the "Administrators") became effective on September 29, 2006. Prior to September 29, 2006, MLIM, Prudential Securities Incorporated, Morgan Stanley DW, Inc. and Citigroup Global Markets Inc. were the administrators. The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

      The Administrators perform certain administrative duties for the Program. For such services, the Administrators receive a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and have agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs) exceed the lesser of (i) 1.5% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

      For the year ended December 31, 2006, the Program reimbursed MLIM and BlackRock Advisors, LLC $2,119 and $594, respectively, for certain accounting services.

      Prior to September 29, 2006, certain officers and/or directors of the Program were officers and/or directors of MLIM.

      Commencing September 29, 2006, certain officers and/or directors of the Program are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

      Purchases and sales (including paydowns) of investments, excluding short-term securities, for the year ended December 31, 2006 were $11,021,936 and $23,146,160, respectively.

The GNMA Fund Investment Accumulation Program, Inc.
Notes to Financial Statements (concluded)

4. Capital Share Transactions:

      Transactions in capital shares were as follows:

                                                                                   Dollar
For the Year Ended December 31, 2006                             Shares            Amount
------------------------------------                          ------------     ------------
Shares sold ..............................................          15,058     $    310,851
Shares issued to shareholders in reinvestment of dividends         261,159        5,292,825
                                                              ------------     ------------
Total issued .............................................         276,217        5,603,676
Shares redeemed ..........................................        (780,916)     (15,855,207)
                                                              ------------     ------------
Net decrease .............................................        (504,699)    $(10,251,531)
                                                              ============     ============

                                                                                   Dollar
For the Year Ended December 31, 2006                             Shares            Amount
------------------------------------                          ------------     ------------
Shares sold ..............................................           7,375     $    153,270
Shares issued to shareholders in reinvestment of dividends         281,980        5,860,072
                                                              ------------     ------------
Total issued .............................................         289,355        6,013,342
Shares redeemed ..........................................        (766,168)     (15,954,717)
                                                              ------------     ------------
Net decrease .............................................        (476,813)    $ (9,941,375)
                                                              ============     ============

5. Distributions to Shareholders:

      The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was as follows:

                                                      12/31/2006      12/31/2005
                                                      ----------      ----------
Distributions paid from:
  Ordinary income .........................           $6,123,328      $6,532,669
                                                      ----------      ----------
Total taxable distributions ...............           $6,123,328      $6,532,669
                                                      ==========      ==========

      As of December 31, 2006, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income--net ........................       $    95,564
Undistributed long-term capital gains--net ................                --
                                                                  -----------
Total undistributed earnings--net .........................            95,564
Capital loss carryforward .................................          (349,471)*
Unrealized losses--net ....................................        (1,005,976)**
                                                                  -----------
Total accumulated losses--net .............................       $(1,259,883)
                                                                  ===========

* On December 31, 2006, the Program had a net capital loss carryforward of $349,471, of which $17,760 expires in 2011, $147,522 expires in 2012,
      $101,632 expires in 2013 and $82,557 expires in 2014. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the deferral of post-October capital losses for tax purposes.

The GNMA Fund Investment Accumulation Program, Inc.
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders,
The GNMA Fund Investment Accumulation Program, Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of The GNMA Fund Investment Accumulation Program, Inc. (the "Program") as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Program's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Program is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Program's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GNMA Fund Investment Accumulation Program, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2007

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distributions paid by The GNMA Fund Investment Accumulation Program, Inc. during the year ended December 31, 2006.
--------------------------------------------------------------------------------
Interest-Related Dividends for Non-U.S. Residents ......................   100%*
--------------------------------------------------------------------------------
* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

The GNMA Fund Investment Accumulation Program, Inc.
Officers and Directors

                                                                                                      Number of Funds
                                                                                                      and Portfolios   Other Public
Name,       Position(s)    Length of                                                                  in Fund Complex  Directorships
Address &   Held           Time         Principal Occupation(s)                                       Overseen by      Held by
Age         with Program   Served       During Past 5 Years                                           Director         Director
----------  -------------  -----------  ------------------------------------------------------------  ---------------  -------------

Interested Director

ROBERT C.   President      2005 to      Vice Chairman and Director of BlackRock, Inc., Global         122 Funds        None
DOLL, JR.*  and            present      Chief Investment Officer for Equities, Chairman of the        168 Portfolios
(52)        Director                    BlackRock Retail Operating Committee, and member of the
P.O. Box                                BlackRock Executive Committee since 2006; President of the
9011                                    funds advised by Merrill Lynch Investment Managers, L.P.
Princeton,                              ("MLIM") and its affiliates ("MLIM/FAM-advised funds")
NJ                                      from 2005 to 2006 and Chief Investment Officer thereof
08543-9011                              from 2001 to 2006; President of MLIM and Fund Asset
                                        Management, L.P. ("FAM") from 2001 to 2006; Co-Head
                                        (Americas Region) thereof from 2000 to 2001 and Senior
                                        Vice President from 1999 to 2001; President and Director
                                        of Princeton Services, Inc. ("Princeton Services") and
                                        President of Princeton Administrators, L.P. ("Princeton
                                        Administrators") from 2001 to 2006; Chief Investment
                                        Officer of OppenheimerFunds, Inc. in 1999 and Executive
                                        Vice President thereof from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as described in the Investment Company Act, of the Program based on his positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Program President, Mr. Doll serves at the pleasure of the Board of Directors.

The GNMA Fund Investment Accumulation Program, Inc.
Officers and Directors (continued)

                                                                                                      Number of Funds
                                                                                                      and Portfolios   Other Public
Name,       Position(s)    Length of                                                                  in Fund Complex  Directorships
Address &   Held           Time         Principal Occupation(s)                                       Overseen by      Held by
Age         with Program   Served       During Past 5 Years                                           Director         Director
----------  -------------  -----------  ------------------------------------------------------------  ---------------  -------------

Independent Directors*

DAVID O.    Director       1999 to      Professor of Finance and Economics at the Columbia            17 Funds         None
BEIM**                     present      University Graduate School of Business since 1991;            24 Portfolios
(66)                                    Chairman of Outward Bound U.S.A. from 1997 to 2001;
P.O. Box                                Chairman of Wave Hill, Inc. from 1990 to 2006; Trustee of
9095                                    Phillips Exeter Academy from 2002 to present.
Princeton,
NJ
08543-9095

JAMES T.    Director       1999 to      Chief Financial Officer of JPMorgan & Co., Inc. from 1990     17 Funds         None
FLYNN (67)                 present      to 1995 and an employee of JPMorgan in various capacities     24 Portfolios
P.O. Box                                from 1967 to 1995.
9095
Princeton,
NJ
08543-9095

W. CARL     Director       1999 to      Deputy Dean for Academic Affairs, Harvard Business School     17 Funds         None
KESTER                     present      since 2006; Mizuho Financial Group, Professor of Finance,     24 Portfolios
(55)                                    Harvard Business School; Unit Head, Finance from 2005 to
P.O. Box                                2006; Senior Associate Dean and Chairman of the MBA
9095                                    Program of Harvard Business School from 1999 to 2005,
Princeton,                              Member of the faculty of Harvard Business School since
NJ                                      1981; Independent Consultant since 1978.
08543-9095

KAREN P.    Director       1999 to      Partner of Robards & Company, LLC, a financial advisory       17 Funds         AtriCure,
ROBARDS***                 present      firm since 1987; formerly an investment banker with Morgan    24 Portfolios    Inc. (medical
( 56)                                   Stanley for more than ten years; Director of Enable                            devices)
P.O. Box                                Medical Corp. from 1996 to 2005; Director of AtriCure,
9095                                    Inc. since 2000; Director of the Cooke Center for Learning
Princeton,                              and Development, a not-for-profit organization, since
NJ                                      1987.
08543-9095
------------------------------------------------------------------------------------------------------------------------------------
            *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Audit Committee.
            ***   Chair of the Board of Directors.

The GNMA Fund Investment Accumulation Program, Inc.
Officers and Directors (concluded)

Name,       Position(s)    Length
Address &   Held           of Time
Age         with Program   Served       Principal Occupation(s) During Past 5 Years
----------  -------------  -----------  --------------------------------------------------------------------------------------------

Officers*

DONALD C.   Vice           1993 to      Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
BURKE (46)  President      present      Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") in 2006; First
P.O. Box    and Treasurer  and 1999 to  Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from 1999 to 2006;
9011                       present      Vice President of MLIM and FAM from 1990 to 1997.
Princeton,
NJ
08543-9011

JEFFREY     Fund Chief     2004 to      Managing Director of BlackRock, Inc. and Fund Chief Compliance Officer since 2006; Chief
HILLER (55) Compliance     present      Compliance Officer of MLIM/FAM-advised funds and First Vice President and Chief Compliance
P.O. Box    Officer                     Officer of MLIM (Americas Region) from 2004 to 2006; Chief Compliance Officer of the IQ
9011                                    Funds since 2004; Global Director of Compliance at Morgan Stanley Investment Management from
Princeton,                              2002 to 2004; Managing Director and Global Director of Compliance at Citigroup Asset
NJ                                      Management from 2000 to 2002; Chief Compliance Officer at Soros Fund Management in 2000;
08543-9011                              Chief Compliance Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the
                                        Securities and Exchange Commission's Division of Enforcement in Washington, D.C. from 1990 to 1995.

ALICE A.    Secretary      2004 to      Director of BlackRock, Inc. since 2006; Director (Legal Advisory) of MLIM from 2002 to 2006;
PELLEGRINO                 present      Vice President of MLIM from 1999 to 2002; Attorney associated with MLIM from 1997 to 2006;
(46)                                    Secretary of MLIM, FAM, FAM Distributors, Inc. and Princeton Services from 2004 to 2006.
P.O. Box
9011
Princeton,
NJ
08543-9011
------------------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Program serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
Further information about the Program's Directors is available in the Program's Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian and Transfer Agent

The Bank of New York
P.O. Box 974
Wall Street Station
New York, NY 10286-0974

The GNMA Fund Investment Accumulation Program, Inc.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

      If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

      BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

      BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

      We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Program's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery

2)    Select eDelivery under the More Information section

3)    Log into your account

      The Program will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Program at 800-441-7762.

The GNMA Fund Investment Accumulation Program, Inc.

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Program has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Program's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling 800-441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Program's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling 800-441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Program files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Forms N-Q. The Program's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Program's Forms N-Q may also be obtained upon request, without charge, by calling 800-441-7762.

Shareholder Privileges

Account Information

Call us at 800-441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Program unless preceded by the Program's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GNMA-12/06

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) David O. Beim, (2) W. Carl Kester, (3) James T. Flynn and (4) Karen P. Robards.

         The registrant's board of directors has determined that David O. Beim,
         W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

         Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business for the past 13 years.

         Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements.

         Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of two privately held companies and a non-profit organization.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $27,500
                                  Fiscal Year Ending December 31, 2005 - $27,000

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $6,000
                                  Fiscal Year Ending December 31, 2005 - $5,700

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2006 - $3,071,450 Fiscal Year Ending December 31, 2005 - $5,577,771

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The GNMA Fund Investment Accumulation Program, Inc.


By: Robert C. Doll, Jr.
    -------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: Robert C. Doll, Jr.
    -------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: February 20, 2007


By: Donald C. Burke
    -------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: February 20, 2007